28. (LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Loss Earnings Per Share Tables
Schedule of earnings per share
	12.31.17	12.31.16	12.31.15
Basic numerator
Income (loss) for the year attributable to controlling shareholders	(1,125.6)	(372.4)	3,111.2

Basic denominator
Common shares	812,473,246	812,473,246	872,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	803,559,763	801,903,266	842,000,012
Loss per share basic - R$	(1.36748)	(0.45808)	3.71836

Diluted numerator
Income (loss) fot the year attributable to controlling shareholders	(1,125.6)	(372.4)	3,111.2

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	803,559,763	801,903,266	842,000,012
Number of potential shares (stock options)	-	-	401,809
Weighted average number of outstanding shares - diluted	803,559,763	801,903,266	842,401,821
Loss per share diluted - R$	(1.36748)	(0.45808)	3.71659